Document	Jun. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 28, 2021
Entity Registrant Name	SMART SAND, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37936
Entity Tax Identification Number	45-2809926
Entity Address, Address Line One	1725 Hughes Landing Blvd
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	231-2660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001529628